Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock [Abstract]
CAPITAL STOCK

NOTE 6 - CAPITAL STOCK

On February 12, 2010, the Company’s articles of incorporation were amended to increase the number of authorized preferred shares to 25,000,000 and the number of authorized common shares to 300,000,000. The Company’s 3,500,000 common shares outstanding were also forward split on a 14 shares for 1 basis with the result that 49,000,000 shares were issued and outstanding on that date. The accompanying financial statements reflect the forward stock split on a retroactive basis.

NOTE 6 - CAPITAL STOCK

On February 12, 2010, the Company’s articles of incorporation were amended to increase the number of authorized preferred shares to 25,000,000 and the number of authorized common shares to 300,000,000. The Company’s 3,500,000 common shares outstanding were also forward split on a 14 shares for 1 basis with the result that 49,000,000 shares were issued and outstanding on that date. The accompanying financial statements reflect the forward stock split on a retroactive basis.